Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2017
FAIR VALUE OF FINANCIAL INSTRUMENTS [abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 6: FAIR VALUE OF FINANCIAL INSTRUMENTS
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits and money market funds approximate their fair value because of the short maturity of these investments.
Restricted cash: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Borrowings: The book value has been adjusted to reflect the net presentation of deferred financing costs. The outstanding balance of the floating rate loans continues to approximate its fair value, excluding the effect of any deferred finance costs. The 2019 Notes, the 2022 Notes, the 2022 Logistics Senior Notes, the Navios Acquisition Loan and one Navios Logistics' loan are fixed rate borrowings and their fair value was determined based on quoted market prices.
Capital leases: The capital leases are fixed rate obligations and their carrying amounts approximate their fair value.
Loan receivable from affiliate companies: The carrying amount of the floating rate loan approximates its fair value.
Loan payable to affiliate company: The carrying amount of the fixed rate loan approximates its fair value.
Long-term receivable from affiliate company: The carrying amount of the floating rate receivable approximates its fair value.
Long-term payable to affiliate companies: The carrying amount of the long-term payable approximates its fair value.
The estimated fair values of the Company's financial instruments are as follows:

	June 30, 2017		December 31, 2016
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$130,208	$130,208	$135,992	$135,992
Restricted cash	$4,462	$4,462	$5,386	$5,386
Loan receivable from affiliate companies	$28,727	$28,727	$23,008	$23,008
Long-term receivable from affiliate company	$—	$—	$11,105	$11,105
Capital lease obligations, including current portion	$—	$—	$(17,617)	$(17,617)
Senior and ship mortgage notes, net	$(1,298,452)	$(1,133,600)	$(1,296,537)	$(974,170)
Long-term debt, including current portion	$(295,327)	$(298,468)	$(304,682)	$(308,080)
Loan payable to affiliate company	$(52,491)	$(53,494)	$(49,876)	$(51,240)
Long term payable to affiliate companies	$(68,491)	$(68,491)	$(6,399)	$(6,399)

There were no assets and/or liabilities measured at fair value on a recurring basis as of both June 30, 2017 and December 31, 2016.
The Company's assets measured at fair value on a non-recurring basis, which relate to impairment due to sale and to other-than-temporary impairment, were:

	Fair Value Measurements at June 30, 2017
Assets	Total	(Level I)	(Level II)	(Level III)
Vessels, port terminals and other fixed assets, net (for Navios Horizon)	$6,548	$—	$6,548	$—

	Fair Value Measurements at December 31, 2016
Assets	Total	(Level I)	(Level II)	(Level III)
Investments in affiliates	$148,095	$148,095	$—	$—
Fair Value Measurements
The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III: Inputs that are unobservable.

	Fair Value Measurements at June 30, 2017
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$130,208	$130,208	$—	$—
Restricted cash	$4,462	$4,462	$—	$—
Loan receivable from affiliate companies(2)	$28,727	$—	$28,727	$—
Senior and ship mortgage notes	$(1,133,600)	$(1,133,600)	$—	$—
Long-term debt, including current portion(1)	$(298,468)	$—	$(298,468)	$—
Loan payable to affiliate company(2)	$(53,494)	$—	$(53,494)	$—
Long term payable to affiliate companies (2)	$(68,491)	$—	$(68,491)	$—

	Fair Value Measurements at December 31, 2016
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$135,992	$135,992	$—	$—
Restricted cash	$5,386	$5,386	$—	$—
Loan receivable from affiliate companies(2)	$23,008	$—	$23,008	$—
Long-term receivable from affiliate company(2)	$11,105	$—	$11,105	$—
Capital lease obligations, including current portion (1)	$(17,617)	$—	$(17,617)	$—
Senior and ship mortgage notes	$(974,170)	$(974,170)	$—	$—
Long-term debt, including current portion(1)	$(308,080)	$—	$(308,080)	$—
Loan payable to affiliate company(2)	$(51,240)	$—	$(51,240)	$—
Long term payable to affiliate companies (2)	$(6,399)	$—	$(6,399)	$—

(1	)The fair value of the Company's long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company's creditworthiness.
(2	)The fair value of the Company's loan receivable from/payable to affiliate companies and long-term payable to affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty's creditworthiness.